Organization and principal activities (Details)	12 Months Ended
	Mar. 31, 2019 segment item	Mar. 31, 2018 segment	Mar. 31, 2017 segment
Organization and principal activities
Number of operating segment	4	4	4
Number of reportable segment	4	4	4
Number of key distribution platforms | item	2